Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Flagstar Financial, Inc. Employee Savings Plan (the “Plan”) is provided for general information purposes only. Effective October 17, 2025, Flagstar Financial, Inc. was merged with and into the Flagstar Bank, National Association (the "Bank" or "Plan Sponsor" or "Employer") and on January 28, 2026, the name of the Plan was changed to Flagstar Bank, National Association Employee Savings Plan.

General

The Plan is a defined contribution plan sponsored by the Bank. The Plan is administered by Empower Retirement LLC.

The Plan provides retirement benefits for the employees of the Bank and is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The assets of all participants are held in the Plan and are collectively invested and reinvested by Empower Trust Company LLC (the “Trustee”).

Effective January 1, 2024, amendments to the Plan include the following: appointment of Empower Trust Company LLC (“Empower”) as successor trustee to Pentegra Trust Company (“PTC”, “Plan Administrator”); the appointment of Pentegra Services, Inc. as the 3(16) Plan Administrator in accordance with the Defined Contribution Fiduciary Service Agreement Institutional 3(16) Services Package; the transfer of the Flagstar Bank 401(k) Plan with and into the Plan (“Flagstar Merger”); and the engagement of CAPTRUST Financial Advisors as an investment advisor to the Plan.

The following entities became subsidiaries of the Bank and all employees of the subsidiaries became eligible to participate in the Plan: Flagstar Financial & Leasing, LLC; Flagstar Public Funding Corp., Flagstar Advisors, Inc., and Flagstar Bank, N.A., which were participants in the Flagstar 401(k) Plan. In 2024, all net assets available for plan benefits of the Flagstar Bank 401(k) plan were transferred to the Plan effective January 1, 2024 related to the original acquisition of Flagstar Bank, N.A.

Eligibility

There is no minimum age requirement or period of eligible service requirement to be eligible to participate in the Plan. Additionally, employees compensated on an hourly basis are eligible to participate in the Plan.

Contributions

Employee Contributions

Participants may authorize the Bank to contribute to the Plan each pay period 1% to 60% of their pre-tax compensation (Before-Tax Contributions), Roth after-tax compensation (Roth Contributions) or a specific dollar value, subject to the maximum dollar limitations of the Internal Revenue Code ("IRC").

Safe Harbor Matching Contributions

The Bank matches a portion of employee contributions up to a max of 5% of eligible pay. For the first 3% of eligible pay, the Plan will match 100% of such amount. For the next 2% of eligible pay the Plan will match 50% of such amount. In 2025 the Bank contributed $21 million in matching contributions.

Employer Discretionary Contributions

The Employer may also make Discretionary Employer Contributions. No such contributions were made in 2025.

Investment Options

Participants are allowed to invest in one or more of the investment options. Participants may, at any time, change their investment elections or transfer between different investment options. As of December 31, 2025 and 2024, the Plan's investments consisted of mutual funds, money market funds, variable annuities, common stock of Flagstar Bank, National Association, and collective trust funds.

Participant Accounts

Separate accounts are maintained for each participant to accumulate Employer, participant and rollover contributions. Participants' accounts are credited with contributions made on their behalf in accordance with participant directed salary deductions, employer contributions (if any), and Plan earnings and losses. Plan earnings and losses are allocated based on account balances and investment options, which the participant chooses. Each participant account was charged an administrative fee of $39 per year during 2025 by Empower. The administrative fee is included in administrative expenses on the Statements of Changes in Net Assets Available for Plan Benefits.

Vesting

Participants are fully vested in their contribution accounts. The employer safe harbor matching contributions are also fully vested and nonforfeitable at all times.

Participants previously within the Flagstar Bank 401(k) Plan with matching contributions made on their behalf prior to January 1, 2024 (“Flagstar Pre 2023 Matching Contributions”) generally become vested after having been employed by the Bank based on the following schedule:

Years of Service:	Percent Vested:
Less than 1 year	0%
1 year but less than 2	33%
2 years but less than 3	66%
3 or more years	100%

If participants are not fully vested and leave the Bank for any reason other than retirement, disability, or death, the unvested portion of the Flagstar Pre 2023 Matching Contributions and related earnings will be forfeited. As of December 31, 2025, $545,099 of the Flagstar Pre 2023 Matching Contributions were not fully vested.

Forfeitures may be used to fund plan expenses or for reduction of future Employer contributions. Forfeitures applied to reduce employer match contributions were $331,209 during the year ended December 31, 2025. At December 31, 2025, there were $1,417 unused forfeitures that were available.

Notes Receivable from Participants

Participants may borrow from their account balance up to a maximum equal to the lesser of $50,000 or 50% of the participant's vested account balance. Any loan must be repaid within a five-year period, except if the loan is made for the purpose of purchase or construction of the primary residence of the participant, then such loan may be repaid over a period not exceeding thirty years. The loans are secured by the balance in the participant's account and bear the prime rate of interest on the first day of the month in which the loan was made and fixed for the life of the loan. The interest rates on participant loans ranged from 2.25% to 9.50% at December 31, 2025 and 2024, with maturities up to 30 years.

In the event of a loan default, the amount of the outstanding balance will be deducted from any distributions. Loan default distributions will be treated as taxable income to the participant in the year of default.

Payment of Benefits

Benefit payments begin at the participant's election after he or she ceases to be an employee due to disability, retirement, termination of employment or death. Under the Plan's provisions, withdrawals of funds other than at disability, retirement, termination of employment or death will be permitted subject to certain limitations, as defined. Participants may elect to receive benefits from several options available as set forth in the Plan.

Participants may elect to have allocated cash dividends declared on the employer common stock and received by the Trustee distributed in cash or elect to reinvest the dividends. For the years ended December 31, 2025, common stock dividends of $62,393 were paid to Plan participants.

Due from Broker
Effective January 1, 2024, the Plan Document was amended and restated to appoint Empower Trust Company, LLC as successor trustee to PTC.